Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Schedule of capital
Schedule of classes of shares and main shareholders

12.31.2024	Number of shares in units
	Common shares		Preferred shares						Total
			Class "A"		Class "B"		Special class
	number of shares	%	number of shares	%	number of shares	%	number of shares	%	number of shares	%
State of Paraná	358,562,509	27.57	–	–	116,081,402	6.91	1	100.00	474,643,912	15.91
BNDESPAR	131,161,562	10.09	–	–	524,646,248	31.24	–	–	655,807,810	21.99
Other shareholders	807,999,429	62.14	3,128,000	100.00	1,035,533,040	61.67	–	–	1,846,660,469	61.91
Treasury	2,623,800	0.20	—	—	3,074,600	0.18	–	–	5,698,400	0.19
	1,300,347,300	100.00	3,128,000	100.00	1,679,335,290	100.00	1	100.00	2,982,810,591	100.00

Schedule of changes in equity value adjustments

Balance as of January 1, 2023	593,382
Actuarial liabilities
Post employment benefits	(379,126)
Taxes on adjustments	129,007
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(49,322)
Taxes on adjustments	16,769
Other adjustments
Adjustments on financial assets - subsidiaries	(6,373)
Taxes on other adjustments	2,167
Attributed to non-controlling interest	546
Balance as of December 31, 2023	307,050
Actuarial liabilities
Post employment benefits	363,466
Taxes on adjustments	(123,578)
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(50,552)
Taxes on adjustments	17,188
Actuarial gain – realization	4,018
Other adjustments
Gains on financial assets - subsidiaries	(569)
Taxes on other adjustments	243
Attributed to non-controlling interest	142
Balance as of December 31, 2024	517,408
(a) The balance as of December 31, 2023 includes R$1,424 of adjustment to the equity valuation of the discontinued operation. The variation in the equity valuation adjustment of the discontinued operation in 2023 resulting from actuarial liability adjustments was R$1,650. In 2024, there was no change in the equity valuation adjustment of the discontinued operation until the date of completion of the divestment (Note 37).

Schedule of proposed dividend distribution

	12.31.2024	12.31.2023	12.31.2022
Calculation basis for dividends
Net income for the year	2,809,631	2,258,810	1,112,007
Legal Reserve (5%)	(140,482)	(112,941)	(55,600)
Realization of equity evaluation adjustment	33,364	32,553	36,513
	2,702,513	2,178,422	1,092,920
Proposed dividends
Interest on own capital – gross value	883,000	958,000	970,000
Interim dividends	202,110	—	—
Dividends – PNA shares	—	—	258
Additional proposed dividends	1,250,025	131,211	—

Gross value of dividends per class of shares:
Ordinary shares	963,583	454,539	357,961
Class “A” preferred shares	2,552	1,502	1,407
Class “B” preferred shares	1,369,000	633,170	610,890
Gross value of dividends per share (a)
Ordinary shares	0.74182	0.34557	0.33393
Class “A” preferred shares	0.81600	0.48035	0.44976
Class “B” preferred shares	0.81600	0.38012	0.36732

Gross value of dividends per share – Units (b)	—	1.64173	1.86606

(a) Values calculated based on the composition of the share capital on 12.31.2024
(b) The Units program was discontinued in December/2023.

Schedule of earnings per share - basic and diluted

	Continuing operations	Discontinued operations	12.31.2024	Continuing operations	Discontinued operations	12.31.2023	Continuing operations	Discontinued operations	12.31.2022
Basic and diluted numerator
Basic and diluted earnings allocated by classes of shares, allocated to controlling shareholders:
Common shares	968,042	191,351	1,159,393	863,846	38,574	902,420	455,053	(45,654)	409,399
Class “A” preferred shares	2,564	506	3,070	2,729	116	2,845	1,724	(149)	1,575
Class “B” preferred shares	1,375,335	271,833	1,647,168	1,291,502	62,043	1,353,545	781,042	(80,009)	701,033
	2,345,941	463,690	2,809,631	2,158,077	100,733	2,258,810	1,237,819	(125,812)	1,112,007
Basic and diluted denominator
Weighted average of shares (in units):
Common shares	1,300,316,644	1,300,316,644	1,300,316,644	1,148,504,091	1,148,504,091	1,148,504,091	1,054,090,460	1,054,090,460	1,054,090,460
Class “A” preferred shares	3,128,000	3,128,000	3,128,000	3,128,000	3,128,000	3,128,000	3,128,000	3,128,000	3,128,000
Class “B” preferred shares	1,679,299,366	1,679,299,366	1,679,299,366	1,679,335,291	1,679,335,291	1,679,335,291	1,679,335,290	1,679,335,290	1,679,335,290
	2,982,744,010	2,982,744,010	2,982,744,010	2,830,967,382	2,830,967,382	2,830,967,382	2,736,553,750	2,736,553,750	2,736,553,750
Basic earnings per share attributable to controlling shareholders
Common shares	0.74447	0.14716	0.89163	0.75215	0.03359	0.78574	0.43170	(0.04331)	0.38839
Class “A” preferred shares	0.81978	0.16187	0.98165	0.87237	0.03694	0.90931	0.55106	(0.04763)	0.50343
Class “B” preferred shares	0.81899	0.16187	0.98086	0.76906	0.03694	0.80600	0.46509	(0.04764)	0.41745

Diluting effect ILP program
Common shares	1,945,897	—	1,945,897	—	—	—	—	—	—
Class “A” preferred shares	—	—	—	—	—	—	—	—	—
Class “B” preferred shares	—	—	—	—	—	—	—	—	—
	1,945,897	—	1,945,897	—	—	—	—	—	—

Diluted earnings per share attributable to controlling shareholders (a)
Common shares	0.74335	0.14716	0.89051	0.75215	0.03359	0.78574	0.43170	(0.04331)	0.38839
Class “A” preferred shares	0.81978	0.16187	0.98165	0.87237	0.03694	0.90931	0.55106	(0.04763)	0.50343
Class “B” preferred shares	0.81899	0.16187	0.98087	0.76906	0.03694	0.80600	0.46509	(0.04764)	0.41745
(a) No instruments were excluded from diluted earnings per share on basis of being antidilutive.